Note 6 - Accrued Liabilities - Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Accrued personnel related costs	$ 584	$ 734
Accrued research and development expenses	373	176
Other accrued expenses	226	266
	$ 1,183	$ 1,176